Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Nov 21, 2011
Registrant Name	dei_EntityRegistrantName	DWS VALUE SERIES, INC
Central Index Key	dei_EntityCentralIndexKey	0000825062
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov 21, 2011
Document Effective Date	dei_DocumentEffectiveDate	Nov 21, 2011
Prospectus Date	rr_ProspectusDate	Mar 1, 2011

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS Strategic Value Fund (Effective on or about March 1, 2012: DWS Equity Dividend Fund)

Effective on or about March 1, 2012, the fund will change its name to DWS Equity Dividend Fund.

Effective on or about March 1, 2012, the first sentence of the first paragraph contained in the "PRINCIPAL INVESTMENT STRATEGY" section of the summary section of the fund's prospectus and contained in the "FUND DETAILS — DWS Strategic Value Fund" section of the fund's prospectus is hereby deleted and replaced with the following:

Main investments. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in dividend-paying equity securities (mainly common stocks).

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DWS VALUE SERIES, INC
Prospectus Date	rr_ProspectusDate	Mar 1, 2011
Supplement [Text Block]	cik0000825062_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS Strategic Value Fund (Effective on or about March 1, 2012: DWS Equity Dividend Fund)

Effective on or about March 1, 2012, the fund will change its name to DWS Equity Dividend Fund.

Effective on or about March 1, 2012, the first sentence of the first paragraph contained in the "PRINCIPAL INVESTMENT STRATEGY" section of the summary section of the fund's prospectus and contained in the "FUND DETAILS — DWS Strategic Value Fund" section of the fund's prospectus is hereby deleted and replaced with the following:

Main investments. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in dividend-paying equity securities (mainly common stocks).

DWS Strategic Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000825062_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS Strategic Value Fund (Effective on or about March 1, 2012: DWS Equity Dividend Fund)

Effective on or about March 1, 2012, the fund will change its name to DWS Equity Dividend Fund.

Effective on or about March 1, 2012, the first sentence of the first paragraph contained in the "PRINCIPAL INVESTMENT STRATEGY" section of the summary section of the fund's prospectus and contained in the "FUND DETAILS — DWS Strategic Value Fund" section of the fund's prospectus is hereby deleted and replaced with the following:

Main investments. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in dividend-paying equity securities (mainly common stocks).

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2011